OMB APPROVAL

OMB Number: 3235-0578

Expires: April 30, 2013

Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-10223

ING Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Senior Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2010 (Unaudited)

				Bank Loan
				Ratings†
				(Unaudited)
	Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
SENIOR LOANS*: 111.8%
Aerospace & Defense: 1.8%
			Delta Airlines, Inc.	Ba2	BB-
	$497,500		Term Loan, 8.750%, maturing September 27, 2013			$499,884
			Delta Airlines, Inc.	B2	B
	5,859,521		Term Loan, 3.548%, maturing April 30, 2014			5,255,258
			Forgings International, Ltd.	NR	NR
	1,000,000		Term Loan, 4.790%, maturing November 20, 2015			922,500
	1,000,000		Term Loan, 5.290%, maturing November 20, 2016			922,500
			McKechnie Aerospace DE, Inc.	B1	B+
	2,139,331		Term Loan, 2.360%, maturing May 11, 2014			2,043,062
			Transdigm, Inc.	Ba2	BB-
	1,000,000		Term Loan, 2.278%, maturing June 23, 2013			972,917
			Triumph Group, Inc.	Baa3	BB+
	800,000	(3)	Term Loan, maturing June 12, 2016			801,500
			United Airlines, Inc.	B3	B+
	4,392,232		Term Loan, 2.357%, maturing February 03, 2014			3,903,596
						15,321,217
Automobile: 3.5%
			Avis Budget Car Rental, LLC	Ba2	BB
	2,599,422		Term Loan, 5.750%, maturing April 19, 2014			2,568,554
			Dollar Thrifty Automotive Group, Inc.	B2	B-
	2,555,976		Term Loan, 2.854%, maturing June 15, 2014			2,530,416
			Ford Motor Company	Ba1	B-
	3,994,987		Term Loan, 3.260%, maturing December 16, 2013			3,721,163
	11,453,508		Term Loan, 3.326%, maturing December 16, 2013			10,721,297
			KAR Holdings, Inc.	Ba3	B+
	5,710,678		Term Loan, 3.110%, maturing October 18, 2013			5,453,698
			Oshkosh Truck Corporation	Ba3	BB
	1,581,779		Term Loan, 6.260%, maturing December 06, 2013			1,586,228
			Speedy 1, Ltd.	NR	NR
EUR	1,520,556	(3)	Term Loan, maturing August 31, 2013			1,711,435
			TRW Automotive, Inc.	Ba2	BB+
	$2,768,063		Term Loan, 4.139%, maturing May 30, 2015			2,747,302
						31,040,093
Beverage, Food & Tobacco: 2.3%
			ARAMARK Corporation	Ba3	BB
	1,890,460		Term Loan, 2.165%, maturing January 26, 2014			1,748,676
	685,470		Term Loan, 2.165%, maturing January 27, 2014			656,981
	750,607		Term Loan, 2.167%, maturing January 27, 2014			719,410
	1,234,754		Term Loan, 3.540%, maturing July 26, 2016			1,200,219
	81,204		Term Loan, 3.542%, maturing July 26, 2016			78,932
			Bolthouse Farms, Inc.	B1	B
	1,000,000		Term Loan, 5.500%, maturing February 11, 2016			999,063
			Bolthouse Farms, Inc.	Caa1	CCC+
	375,000		Term Loan, 9.500%, maturing August 11, 2016			375,234
			Pinnacle Foods Holding Corporation	B2	B
	7,383,951		Term Loan, 2.778%, maturing April 02, 2014			6,976,512

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2010 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
	Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Beverage, Food & Tobacco (continued)
			United Biscuits Holdco, Ltd.	NR	NR
GBP	2,500,000		Term Loan, 3.237%, maturing December 15, 2014			$3,374,251
EUR	775,940		Term Loan, 3.470%, maturing December 15, 2014			912,095
			Van Houtte, Inc.	Ba3	BB-
$1,717,763			Term Loan, 2.790%, maturing July 19, 2014			1,674,819
	234,240		Term Loan, 2.790%, maturing July 19, 2014			228,384
			Wm. Wrigley Jr. Company	Baa3	BBB
	694,750		Term Loan, 3.063%, maturing December 17, 2012			694,671
	624,719		Term Loan, 3.313%, maturing October 06, 2014			624,980
						20,264,227
Buildings & Real Estate: 1.6%
			Capital Automotive, L.P.	Ba3	B
	3,990,170		Term Loan, 2.780%, maturing December 14, 2012			3,692,902
			Contech Construction Products, Inc.	B1	B
	2,516,620		Term Loan, 2.340%, maturing January 31, 2013			2,271,879
			Custom Building Products, Inc.	B1	B+
	1,095,339		Term Loan, 5.750%, maturing March 19, 2015			1,091,231
			John Maneely Company	B3	B
	2,456,228		Term Loan, 3.552%, maturing December 09, 2013			2,360,610
			KCPC Acquisition, Inc.	Ba3	CCC
	189,655		Term Loan, 2.563%, maturing May 22, 2014			165,474
	522,245		Term Loan, 2.813%, maturing May 22, 2014			455,659
			Tishman Speyer Real Estate D.C. Area Portfolio GP	NR	NR
	1,979,280	(2)	Term Loan, 15.280%, maturing April 30, 2010			2,098,037
	2,000,000	(2)	Term Loan, 4.920%, maturing December 27, 2012			1,787,500
						13,923,292
Cargo Transport: 0.9%
			Baker Tanks, Inc.	B2	B
	1,135,170		Term Loan, 4.898%, maturing May 08, 2014			1,064,931
			Ceva Group, PLC	B1	B-
	723,070		Term Loan, 3.290%, maturing November 04, 2013			638,712
	1,862,005		Term Loan, 3.345%, maturing November 04, 2013			1,655,634
	994,885		Term Loan, 3.345%, maturing January 04, 2014			884,619
			Dockwise Transport, N.V.	NR	NR
	489,270		Term Loan, 2.040%, maturing January 11, 2015			450,128
	685,414		Term Loan, 2.040%, maturing January 11, 2015			630,581
	577,443		Term Loan, 2.915%, maturing January 11, 2016			531,248
	489,270		Term Loan, 2.915%, maturing January 11, 2016			450,128
			Inmar, Inc.	B1	B
	610,853		Term Loan, 2.610%, maturing April 29, 2013			595,581
			US Shipping Partners, L.P.	NR	B-
	1,165,560		Term Loan, 9.200%, maturing November 12, 2013			980,527
						7,882,089
Cellular: 0.1%
			NTELOS, Inc.	Ba3	BB
	995,000		Term Loan, 5.750%, maturing August 07, 2015			995,746
						995,746
Chemicals, Plastics & Rubber: 6.2%
			AZ Chem US, Inc.	B1	BB-
EUR	637,115		Term Loan, 2.909%, maturing February 26, 2013			720,520
			Brenntag Holding GmbH & Co. KG	Ba2	BBB-
$1,042,648			Term Loan, 4.070%, maturing January 20, 2014			1,027,008
	5,313,148		Term Loan, 4.084%, maturing January 20, 2014			5,286,582
			Celanese U.S. Holdings, LLC	Ba2	BB+
	3,442,334		Term Loan, 2.028%, maturing April 02, 2014			3,291,732
			CF Industries Holdings, Inc.	Ba1	BBB
	550,000		Term Loan, 4.500%, maturing April 06, 2015			551,130

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2010 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
Chemicals, Plastics & Rubber (continued)
			Chemtura Corporation	NR	NR
$1,250,000			Term Loan, 6.000%, maturing March 22, 2011			$1,256,250
			Cristal Inorganic Chemicals, Inc.	B1	B
3,285,470			Term Loan, 2.540%, maturing May 15, 2014			3,051,380
			First Chemical Holding VKFT	NR	NR
EUR	33,468	(2)	Term Loan, 2.948%, maturing September 19, 2014			34,106
EUR	37,936	(2)	Term Loan, 3.453%, maturing September 19, 2015			38,659
			GenTek Holding, LLC	B1	B+
$332,500			Term Loan, 7.000%, maturing October 29, 2014			333,227
			Hexion Specialty Chemicals, Inc.	Ba3	B-
1,728,000			Term Loan, 2.499%, maturing May 05, 2013			1,529,280
3,808,108			Term Loan, 4.063%, maturing May 05, 2015			3,532,020
1,685,977			Term Loan, 4.063%, maturing May 05, 2015			1,563,744
473,195			Term Loan, 4.125%, maturing May 05, 2015			435,339
			Huntsman International, LLC	Ba2	B+
5,062,864			Term Loan, 2.658%, maturing June 30, 2016			4,789,829
			Ineos US Finance, LLC	B2	B
502,061			Term Loan, 7.000%, maturing December 14, 2012			492,438
EUR	1,069,985		Term Loan, 4.901%, maturing December 16, 2013			1,278,287
EUR	132,119		Term Loan, 7.501%, maturing December 16, 2013			157,840
$2,290,310			Term Loan, 7.501%, maturing December 16, 2013			2,225,895
EUR	1,241,635		Term Loan, 5.401%, maturing December 16, 2014			1,483,353
EUR	132,059		Term Loan, 5.401%, maturing December 16, 2014			157,768
$2,617,132			Term Loan, 8.001%, maturing December 16, 2014			2,543,525
			ISP Chemco, Inc.	Ba3	BB-
2,882,805			Term Loan, 2.125%, maturing June 04, 2014			2,732,899
			JohnsonDiversey, Inc.	Ba2	BB-
1,695,750			Term Loan, 5.500%, maturing November 24, 2015			1,697,870
			Lyondell Chemical Company	Ba3	BB
750,000			Term Loan, 5.500%, maturing April 08, 2016			751,004
			Lyondell Chemical Company	B3	B
5,246,158			Fixed Rate Note, 11.000%, maturing May 01, 2018			5,587,158
			MacDermid, Inc.	B2	B+
EUR	1,785,043		Term Loan, 2.645%, maturing April 11, 2014			1,985,809
$1,764,925			Term Loan, 2.354%, maturing April 12, 2014			1,628,143
			Polypore, Inc.	Ba2	BB-
3,168,061			Term Loan, 2.360%, maturing July 03, 2014			3,049,259
			Solutia, Inc.	Ba3	BB-
1,300,000			Term Loan, 4.750%, maturing March 17, 2017			1,301,895
						54,513,949
Containers, Packaging & Glass: 3.7%
			Berry Plastics Corporation	B1	B
5,698,611			Term Loan, 2.257%, maturing April 03, 2015			5,136,665
			Bway Holding Corporation	Ba3	B+
1,000,000		(3)	Term Loan, maturing May 19, 2017			998,958
			Graham Packaging Company, L.P.	B1	B+
252,435			Term Loan, 2.680%, maturing October 07, 2011			249,280
2,385,331			Term Loan, 6.750%, maturing April 05, 2014			2,396,885
			Graphic Packaging International, Inc.	Ba3	BB
5,354,105			Term Loan, 2.300%, maturing May 16, 2014			5,086,399
			Kleopatra Lux 2, S.À. R.L	NR	NR
4,078,679			Term Loan, 2.918%, maturing January 03, 2016			3,268,042

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2010 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
	Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Containers, Packaging & Glass (continued)
			OI European Group, B.V.	Baa2	BBB
EUR	647,541		Term Loan, 1.919%, maturing June 14, 2013			$762,160
			Pro Mach, Inc.	B1	B
$2,310,755			Term Loan, 2.610%, maturing December 14, 2011			2,082,452
			Reynolds Group Holdings, Ltd.	B1	BB-
	3,000,000		Term Loan, 5.750%, maturing May 05, 2016			2,990,625
	1,242,188		Term Loan, 6.250%, maturing May 05, 2016			1,243,740
			Xerium Technologies, Inc.	Ba3	BB-
	3,750,000		Term Loan, 4.500%, maturing November 25, 2014			3,768,750
			Xerium Technologies, Inc.	B3	B+
	4,653,781	(3)	Term Loan, 8.250%, maturing May 25, 2015			4,549,071
						32,533,027
Data and Internet Services: 5.8%
			Activant Solutions, Inc.	B1	B
	43,086		Term Loan, 2.813%, maturing May 01, 2013			40,824
	2,986,089		Term Loan, 2.313%, maturing May 02, 2013			2,829,320
			Amadeus IT Group S.A.	NR	NR
EUR	1,268,581		Term Loan, 3.913%, maturing July 01, 2013			1,498,977
EUR	1,268,581		Term Loan, 4.413%, maturing July 01, 2014			1,498,977
			Aspect Software, Inc.	Ba3	B+
$1,250,000			Term Loan, 6.250%, maturing April 19, 2016			1,231,250
			Carlson Wagonlit Holdings, B.V.	B2	B-
	3,644,008		Term Loan, 4.088%, maturing August 03, 2012			3,270,497
			Dealer Computer Services, Inc.	Ba3	BB-
	5,527,747		Term Loan, 5.250%, maturing April 21, 2017			5,500,109
			First Data Corporation	B1	B+
	2,994,541		Term Loan, 3.032%, maturing September 24, 2014			2,528,515
	8,108,012		Term Loan, 3.032%, maturing September 24, 2014			6,850,710
	2,610,946		Term Loan, 3.087%, maturing September 24, 2014			2,207,414
			Information Solutions Company	Ba2	BB+
	625,000		Term Loan, 4.750%, maturing April 09, 2016			625,781
			Language Line, Inc.	Ba3	B+
	1,781,250		Term Loan, 5.500%, maturing November 04, 2015			1,769,374
			Orbitz Worldwide, Inc.	B2	B+
	5,545,420		Term Loan, 3.400%, maturing July 25, 2014			5,235,415
			Sabre, Inc.	B1	B
	8,043,142		Term Loan, 2.348%, maturing September 30, 2014			7,240,082
			Sungard Data Systems, Inc.	Ba3	BB
	105,471		Term Loan, 2.047%, maturing February 28, 2014			100,910
	1,475,031		Term Loan, 6.750%, maturing February 28, 2014			1,472,572
	2,853,738		Term Loan, 3.991%, maturing February 26, 2016			2,783,716
			Transaction Network Services, Inc.	Ba3	BB
	2,384,615		Term Loan, 6.000%, maturing November 18, 2015			2,398,010
			Travelport, Inc.	Ba3	B
	709,999		Term Loan, 2.790%, maturing August 23, 2013			671,836
	158,600		Term Loan, 2.790%, maturing August 23, 2013			150,075
	972,500		Term Loan, 2.790%, maturing August 23, 2013			925,091
						50,829,455
Diversified / Conglomerate Manufacturing: 2.9%
			Brand Services, Inc.	B1	B
	2,634,905		Term Loan, 2.563%, maturing February 07, 2014			2,470,223
	1,152,204		Term Loan, 3.795%, maturing February 07, 2014			1,093,634
			Doncasters Group, Ltd.	NR	NR
	511,256		Term Loan, 4.273%, maturing April 03, 2015			446,497

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2010 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
Diversified / Conglomerate Manufacturing (continued)
$511,256			Term Loan, 4.773%, maturing April 04, 2016			$446,497
			Dresser, Inc.	B2	B+
	3,325,796		Term Loan, 2.695%, maturing May 04, 2014			3,123,754
			Edwards (Cayman Islands II), Ltd.	B3	B
1,163,189			Term Loan, 2.354%, maturing May 31, 2014			1,056,563
			EPD, Inc.	NR	NR
299,922			Term Loan, 2.840%, maturing July 31, 2014			257,433
2,094,085			Term Loan, 2.840%, maturing July 31, 2014			1,797,422
			Ferretti S.P.A.	NR	NR
EUR	577,808	(2)	Term Loan, 3.472%, maturing January 31, 2015			317,846
EUR	578,801	(2)	Term Loan, 3.972%, maturing January 31, 2016			318,392
EUR	95,746	(2)	Term Loan, 6.472%, maturing January 31, 2017			46,490
			Manitowoc Company, Inc.	B1	BB
	$1,000,000		Term Loan, 4.813%, maturing November 06, 2013			989,167
2,277,540			Term Loan, 7.500%, maturing November 06, 2014			2,271,846
			Mueller Group, Inc.	Ba3	BB-
493,497			Term Loan, 5.328%, maturing May 23, 2014			491,029
			Rexnord Corporation / RBS Global, Inc.	Ba3	BB-
967,500			Term Loan, 2.625%, maturing July 19, 2013			924,870
1,000,000			Term Loan, 2.834%, maturing July 19, 2013			955,938
			Sensata Technologies, B.V.	B1	BB-
6,069,335			Term Loan, 2.078%, maturing April 26, 2013			5,716,554
EUR	1,925,060		Term Loan, 2.646%, maturing April 26, 2013			2,215,524
						24,939,679
Diversified / Conglomerate Service: 3.3%
			Affinion Group, Inc.	Ba2	BB-
	$2,500,000		Term Loan, 5.000%, maturing October 10, 2016			2,396,875
			AlixPartners, LLP	Ba3	BB
2,578,769			Term Loan, 2.266%, maturing October 12, 2013			2,506,241
			Brickman Group Holdings, Inc.	B1	BB
1,429,768			Term Loan, 2.290%, maturing January 23, 2014			1,379,726
			Brock Holdings, Inc.	Caa1	B
1,276,688			Term Loan, 2.335%, maturing February 26, 2014			1,176,681
			Catalina Marketing Corporation	Ba2	BB-
4,230,673			Term Loan, 3.091%, maturing October 01, 2014			4,045,581
			Coach America Holdings, Inc.	B2	B
2,323,107			Term Loan, 3.090%, maturing April 18, 2014			1,883,651
493,837			Term Loan, 3.040%, maturing April 20, 2014			400,419
			Intergraph Corporation	B1	BB-
1,000,000			Term Loan, 4.788%, maturing May 29, 2014			994,167
			ISS Holding A/S	NR	NR
EUR	32,118		Term Loan, 2.646%, maturing December 31, 2013			36,359
EUR	227,055		Term Loan, 2.646%, maturing December 31, 2013			257,041
EUR	424,609		Term Loan, 2.646%, maturing December 31, 2013			480,684
EUR	3,032,921		Term Loan, 2.646%, maturing December 31, 2013			3,433,459
EUR	240,402		Term Loan, 2.646%, maturing December 31, 2013			272,150
EUR	42,895		Term Loan, 2.646%, maturing December 31, 2013			48,560
			ISTA International GmbH	NR	NR
EUR	1,622,153		Term Loan, 2.992%, maturing May 14, 2015			1,796,623
EUR	377,847		Term Loan, 3.332%, maturing May 14, 2015			418,486
			Valleycrest Companies, LLC	B2	B
	$1,791,960		Term Loan, 2.300%, maturing March 12, 2014			1,711,322

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2010 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
	Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Diversified / Conglomerate Service (continued)
			Vertafore, Inc.	B1	B
	$1,005,491		Term Loan, 5.500%, maturing July 31, 2014			$985,381
			West Corporation	B1	BB-
	2,156,301		Term Loan, 2.753%, maturing October 24, 2013			2,027,372
	3,132,044		Term Loan, 4.253%, maturing July 15, 2016			3,001,541
						29,252,319
Diversified Natural Resources, Precious Metals & Minerals: 0.4%
			Georgia Pacific, LLC	Ba1	BBB
	1,704,431		Term Loan, 2.510%, maturing December 20, 2012			1,668,212
	1,005,697		Term Loan, 2.282%, maturing December 21, 2012			984,326
	644,931		Term Loan, 3.528%, maturing December 23, 2014			643,016
						3,295,554
Ecological: 0.2%
			Synagro Technologies, Inc.	B3	CCC+
	1,069,750		Term Loan, 2.340%, maturing April 02, 2014			966,787
			Synagro Technologies, Inc.	Caa3	CCC-
	590,000		Term Loan, 5.090%, maturing October 02, 2014			491,666
						1,458,453
Electronics: 2.4%
			Aeroflex, Inc.	Ba3	BB-
	1,964,922		Term Loan, 3.688%, maturing August 15, 2014			1,856,851
			Brocade Communications Systems, Inc.	Ba2	BBB-
	682,071		Term Loan, 7.000%, maturing October 07, 2013			685,056
			Decision One Corporation	NR	NR
	478,707		Junior Notes, 15.000%, maturing November 29, 2013			478,707
			FCI International S.A.S.	B2	NR
	343,834	(3)	Term Loan, maturing September 30, 2012			321,485
	314,400	(3)	Term Loan, maturing September 30, 2012			292,392
			Freescale Semiconductor, Inc.	B2	B-
	1,795,011		Revolver, 2.272%, maturing November 10, 2012			1,649,166
	4,189,513		Term Loan, 4.528%, maturing December 01, 2016			3,706,223
			Infor Enterprise Solutions Holdings, Inc.	B1	B+
	486,250		Term Loan, 5.110%, maturing July 28, 2015			452,213
EUR	967,500		Term Loan, 5.395%, maturing July 28, 2015			1,109,022
	$1,184,276		Term Loan, 6.110%, maturing July 28, 2015			1,148,748
	2,269,863		Term Loan, 6.110%, maturing July 28, 2015			2,133,671
			Infor Enterprise Solutions Holdings, Inc.	Caa2	CCC+
EUR	500,000		Term Loan, 6.676%, maturing March 02, 2014			473,261
			Intersil Corporation	Ba2	BB+
	$500,000		Term Loan, 4.752%, maturing April 27, 2016			499,875
			Kronos, Inc.	Ba3	B+
	3,577,214		Term Loan, 2.290%, maturing June 11, 2014			3,375,995
			Redprairie Corporation	B2	B+
	1,000,000		Term Loan, 6.000%, maturing March 24, 2016			998,750
			Spansion, LLC	NR	BB-
	1,875,000		Term Loan, 7.500%, maturing January 08, 2015			1,859,766
						21,041,181
Finance: 1.8%
			LPL Holdings, Inc.	Ba3	B+
	1,044,971		Term Loan, 2.926%, maturing June 28, 2013			1,003,499
	3,289,271		Term Loan, 4.250%, maturing June 25, 2015			3,182,370
	2,000,000		Term Loan, 5.250%, maturing June 28, 2017			1,985,000
			MSCI, Inc.	Ba2	BB+
	5,500,000	(3)	Term Loan, maturing April 20, 2016			5,506,875
			Nuveen Investments, Inc.	B3	B
	4,893,540		Term Loan, 3.325%, maturing November 13, 2014			4,170,867
						15,848,611

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2010 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Gaming: 3.3%
		Cannery Casino Resorts, LLC	B3	B
$482,982		Term Loan, 4.591%, maturing May 18, 2013			$436,193
399,351		Term Loan, 4.541%, maturing May 20, 2013			360,664
	(1)	Fontainebleau Las Vegas, LLC	NR	NR
1,690,010	(2)	Term Loan, 6.000%, maturing June 06, 2014			402,785
845,005	(2)	Term Loan, 6.000%, maturing June 06, 2014			201,392
		Golden Nugget, Inc.	Caa3	CC
1,985,698	(3)	Term Loan, 3.360%, maturing June 30, 2014			1,585,083
1,130,374	(3)	Term Loan, 3.365%, maturing June 30, 2014			902,321
	(1)	Green Valley Ranch Gaming, LLC	C	NR
500,000	(2)	Term Loan, 3.507%, maturing August 16, 2014			34,375
		Harrahs Operating Company, Inc.	Caa1	B
4,102,900		Term Loan, 3.316%, maturing January 28, 2015			3,445,156
1,271,982		Term Loan, 3.316%, maturing January 28, 2015			1,067,783
3,652,802		Term Loan, 3.316%, maturing January 28, 2015			3,058,462
1,551,667		Term Loan, 9.500%, maturing October 31, 2016			1,559,641
		Isle of Capri Casinos, Inc.	B1	B+
230,086		Term Loan, 5.000%, maturing November 25, 2013			220,739
512,650		Term Loan, 5.000%, maturing November 25, 2013			491,824
1,281,625		Term Loan, 5.000%, maturing November 25, 2013			1,229,559
		Las Vegas Sands, LLC	B3	B-
1,572,000		Term Loan, 2.050%, maturing May 23, 2014			1,401,606
6,224,000		Term Loan, 2.050%, maturing May 23, 2014			5,549,362
	(1)	New World Gaming Partners, Ltd.	Caa3	D
3,268,590	(2)(3)	Term Loan, 4.786%, maturing September 30, 2014			3,110,609
662,035	(2)(3)	Term Loan, 6.776%, maturing September 30, 2014			630,037
		Penn National Gaming, Inc.	Ba2	BB+
14,407		Term Loan, 2.091%, maturing October 03, 2012			14,040
		Seminole Tribe of Florida	Baa3	BBB
20,045		Term Loan, 1.813%, maturing March 05, 2014			19,344
		VML US Finance, LLC	B3	B-
455,785		Term Loan, 4.800%, maturing May 25, 2012			441,297
3,088,342		Term Loan, 4.800%, maturing May 27, 2013			2,992,798
					29,155,070
Healthcare, Education and Childcare: 12.9%
		AGA Medical Corporation	B2	BB-
2,722,471		Term Loan, 2.379%, maturing April 26, 2013			2,497,867
		Bausch & Lomb, Inc.	B1	BB-
382,928		Term Loan, 3.540%, maturing April 24, 2015			364,808
1,578,947		Term Loan, 3.540%, maturing April 24, 2015			1,504,230
		Biomet, Inc.	B1	BB-
5,949,161		Term Loan, 3.287%, maturing March 25, 2015			5,798,945
		Bright Horizons Family Solutions, Inc.	Ba2	BB-
461,622		Term Loan, 7.500%, maturing May 28, 2015			461,746
		Catalent Pharma Solutions, Inc.	Ba3	BB-
5,597,277		Term Loan, 2.595%, maturing April 10, 2014			5,159,990
		CHG Medical Staffing, Inc.	Ba3	B+
400,000		Term Loan, 2.790%, maturing December 30, 2013			387,000
1,804,500		Term Loan, 2.820%, maturing December 30, 2013			1,745,854
		CHS/Community Health Systems, Inc.	Ba3	BB
9,797,067		Term Loan, 2.787%, maturing July 25, 2014			9,182,301
477,091		Term Loan, 2.788%, maturing July 25, 2014			447,154
		Concentra Operating Corporation	Ba3	B+
2,650,276		Term Loan, 2.550%, maturing June 25, 2014			2,513,345

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2010 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Healthcare, Education and Childcare (continued)
		CRC Health Corporation	B1	B+
$651,497		Term Loan, 2.540%, maturing February 06, 2013			$609,150
575,240		Term Loan, 2.540%, maturing February 06, 2013			537,849
		Education Management Corporation	B1	BB
3,119,040		Term Loan, 2.063%, maturing June 03, 2013			2,955,939
		Emdeon Business Services, LLC	Ba3	BB
2,719,719		Term Loan, 2.300%, maturing November 16, 2013			2,633,028
		EMSC, L.P.	Baa3	BB+
500,000		Term Loan, 3.297%, maturing April 08, 2015			499,687
		Gambro Holding AB	NR	NR
1,670,984		Term Loan, 2.960%, maturing June 05, 2014			1,541,482
SEK	2,111,070	Term Loan, 3.053%, maturing June 05, 2014			247,964
SEK	2,146,343	Term Loan, 3.053%, maturing June 05, 2014			252,107
$1,670,984		Term Loan, 3.460%, maturing June 05, 2015			1,541,483
SEK	2,146,343	Term Loan, 3.553%, maturing June 05, 2015			252,107
SEK	2,111,070	Term Loan, 3.553%, maturing June 05, 2015			247,964
		Harlan Sprague Dawley, Inc.	B3	BB-
$3,425,625		Term Loan, 3.850%, maturing July 11, 2014			3,170,132
		Harrington Holdings, Inc.	B1	BB-
2,586,667		Term Loan, 2.604%, maturing December 28, 2013			2,467,033
		HCA, Inc.	Ba3	BB
3,584,264		Term Loan, 2.540%, maturing November 18, 2013			3,395,843
8,595,778		Term Loan, 3.540%, maturing March 31, 2017			8,333,873
		Health Management Associates, Inc.	B1	BB-
3,457,554		Term Loan, 2.040%, maturing February 28, 2014			3,256,583
		Iasis Healthcare, LLC	Ba2	B+
335,478		Term Loan, 2.351%, maturing March 14, 2014			317,949
1,236,027		Term Loan, 2.354%, maturing March 14, 2014			1,171,445
3,571,416		Term Loan, 2.354%, maturing March 14, 2014			3,384,809
		IM US Holdings, LLC	Ba2	BB
3,892,764		Term Loan, 2.284%, maturing June 26, 2014			3,693,259
		IM US Holdings, LLC	B2	B-
1,000,000		Term Loan, 4.604%, maturing June 26, 2015			972,500
		IMS Health, Inc.	Ba3	BB
EUR	989,818	Term Loan, 5.500%, maturing January 31, 2016			1,210,651
$1,980,480		Term Loan, 5.250%, maturing February 26, 2016			1,970,166
		Molnlycke Health Care Group	NR	NR
EUR	200,000	Term Loan, 2.433%, maturing March 30, 2015			228,904
EUR	181,943	Term Loan, 2.683%, maturing March 30, 2016			208,238
GBP	250,000	Term Loan, 2.573%, maturing March 31, 2015			332,178
GBP	221,746	Term Loan, 2.823%, maturing March 31, 2016			294,637
		Multiplan, Inc.	B1	B+
$1,574,174		Term Loan, 3.625%, maturing April 12, 2013			1,508,583
		National Mentor, Inc.	Ba3	B+
3,054,906		Term Loan, 2.300%, maturing June 29, 2013			2,785,057
126,588		Term Loan, 2.300%, maturing June 29, 2013			115,406
		Nyco Holdings 3 ApS	NR	NR
EUR	530,239	Term Loan, 2.885%, maturing December 29, 2014			581,728
EUR	1,383,872	Term Loan, 2.885%, maturing December 29, 2014			1,518,254
EUR	54,390	Term Loan, 2.885%, maturing December 29, 2014			59,671
EUR	384,581	Term Loan, 2.885%, maturing December 29, 2014			421,926
EUR	85,383	Term Loan, 2.885%, maturing December 29, 2014			93,674
EUR	530,239	Term Loan, 3.635%, maturing December 29, 2015			581,728
EUR	1,383,872	Term Loan, 3.635%, maturing December 29, 2015			1,518,255

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2010 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
Healthcare, Education and Childcare (continued)
EUR	85,383		Term Loan, 3.635%, maturing December 29, 2015			$93,674
EUR	54,390		Term Loan, 3.635%, maturing December 29, 2015			59,671
EUR	384,581		Term Loan, 3.635%, maturing December 29, 2015			421,926
			Orthofix Holdings, Inc.	B1	BB+
$1,379,242			Term Loan, 6.750%, maturing September 22, 2013			1,371,197
			Quintiles Transnational Corporation	Ba2	BB
1,199,547			Term Loan, 2.300%, maturing March 31, 2013			1,161,062
			Renal Advantage, Inc.	B1	B+
6,256,642		(3)	Term Loan, 2.764%, maturing October 05, 2012			6,225,359
			Rural/Metro Operating Company, LLC	Ba3	BB
748,125			Term Loan, 7.000%, maturing December 09, 2014			751,866
			Skilled Healthcare Group, Inc.	Ba3	BB-
104,167			Term Loan, 5.250%, maturing April 08, 2016			103,646
1,145,833			Term Loan, 5.250%, maturing April 08, 2016			1,140,104
			Sterigenics International, Inc.	B3	B+
1,287,204			Term Loan, 2.627%, maturing November 21, 2013			1,213,190
			Sun Healthcare Group Inc.	Ba2	B+
305,747			Term Loan, 2.290%, maturing April 21, 2014			293,059
1,227,002			Term Loan, 2.374%, maturing April 21, 2014			1,176,082
			Surgical Care Affiliates, LLC	Ba3	B
1,927,678			Term Loan, 2.290%, maturing December 29, 2014			1,797,560
			Team Health, Inc.	B1	BB
1,665,818			Term Loan, 2.431%, maturing November 23, 2012			1,593,634
			United Surgical Partners International, Inc.	Ba3	B
2,033,871			Term Loan, 2.336%, maturing April 19, 2014			1,910,145
384,249			Term Loan, 2.350%, maturing April 21, 2014			360,874
			Vanguard Health Holdings Company II, LLC	Ba2	B+
1,000,000			Term Loan, 5.000%, maturing January 29, 2016			991,250
			VWR International, Inc.	B1	B+
EUR	2,450,636		Term Loan, 2.926%, maturing June 29, 2014			2,756,387
$2,450,636			Term Loan, 2.854%, maturing June 30, 2014			2,289,303
			Warner Chilcott Company, LLC	B1	BB+
1,139,684			Term Loan, 5.500%, maturing October 30, 2014			1,140,462
524,547			Term Loan, 5.750%, maturing April 30, 2015			524,793
873,466			Term Loan, 5.750%, maturing April 30, 2015			873,875
						113,223,601
Home & Office Furnishings: 0.9%
			Global Garden Products Italy S.P.A.	NR	NR
EUR	745,552		Term Loan, 3.206%, maturing August 31, 2016			806,494
EUR	745,552		Term Loan, 3.206%, maturing August 31, 2017			806,494
			Hilding Anders	NR	NR
SEK	20,194,780		Term Loan, 3.750%, maturing March 31, 2015			2,022,787
EUR	367,247		Term Loan, 3.885%, maturing April 25, 2015			358,571
			National Bedding Company	B1	BB-
$2,075,435			Term Loan, 2.313%, maturing February 28, 2013			2,000,200
			Springs Window Fashions, LLC	B2	B+
2,175,115			Term Loan, 3.063%, maturing December 31, 2012			2,088,111
						8,082,657
Insurance: 2.1%
			AmWINS Group, Inc.	B2	B-
2,373,313			Term Loan, 2.930%, maturing June 08, 2013			2,196,797
			Applied Systems Inc.	B1	B-
1,190,009			Term Loan, 2.854%, maturing September 26, 2013			1,109,684

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2010 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
	Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Insurance (continued)
			C.G. JCF Corporation	B2	B
$2,144,559			Term Loan, 3.360%, maturing August 01, 2014			$2,030,629
			Conseco, Inc.	B2	B-
	3,215,121		Term Loan, 7.500%, maturing October 10, 2013			3,113,308
			HMSC Corporation	B3	B-
	3,060,732		Term Loan, 2.588%, maturing April 03, 2014			2,440,934
			Hub International, Ltd.	B2	B
	536,848		Term Loan, 2.790%, maturing June 13, 2014			489,203
	2,388,356		Term Loan, 2.790%, maturing June 13, 2014			2,176,389
			Sedgwick Holdings, Inc.	B1	B+
	1,400,000	(3)	Term Loan, maturing May 13, 2016			1,396,500
			USI Holdings Corporation	B2	B-
	597,000		Term Loan, 7.000%, maturing April 15, 2014			581,080
	2,680,530		Term Loan, 3.050%, maturing May 05, 2014			2,459,386
						17,993,910
Leisure, Amusement, Entertainment: 3.6%
			24 Hour Fitness Worldwide, Inc.	Ba2	B+
	2,250,000		Term Loan, 6.750%, maturing December 30, 2015			2,157,188
			Alpha D2, Ltd.	NR	NR
	1,506,081		Term Loan, 2.447%, maturing December 31, 2013			1,350,094
	1,017,315		Term Loan, 2.447%, maturing December 31, 2013			911,950
			AMF Bowling Worldwide, Inc.	B1	B
	2,889,423		Term Loan, 2.797%, maturing June 08, 2013			2,501,157
			Cedar Fair, L.P.	Ba3	BB-
	1,640,592		Term Loan, 4.354%, maturing August 30, 2014			1,634,440
			HIT Entertainment, Inc.	B1	CCC+
	3,404,852		Term Loan, 5.597%, maturing June 01, 2012			3,160,128
			Live Nation Entertainment, Inc.	Ba2	BB-
	1,000,000		Term Loan, 4.500%, maturing November 07, 2016			998,750
			Metro-Goldwyn-Mayer, Inc.	Ba3	B+
	10,789,173	(2)	Term Loan, 20.500%, maturing April 09, 2012			4,793,694
	11,764,787	(2)	Term Loan, 20.500%, maturing April 09, 2012			5,227,166
			NEP II, Inc.	B1	B
	4,205,581		Term Loan, 2.353%, maturing February 16, 2014			3,974,274
			Regal Cinemas Corporation	Ba3	BB-
	1,320,528		Term Loan, 3.790%, maturing October 28, 2013			1,314,983
	1,650,000		Term Loan, 3.790%, maturing November 18, 2016			1,642,781
			TWCC Holding Corporation	Ba2	BB
	1,984,297	(3)	Term Loan, 5.000%, maturing September 14, 2015			1,985,785
						31,652,390
Lodging: 2.5%
			Audio Visual Services Corporation	NR	NR
	1,462,500		Term Loan, 2.550%, maturing February 28, 2014			1,122,469
			HDC Mezz 1 Partners, L.P.	B1	B+
	24,600,000	(X)	Term Loan, 2.005%, maturing January 15, 2011			20,664,000
						21,786,469
Machinery: 0.9%
			Bucyrus International, Inc.	Ba2	BB
	3,000,000		Term Loan, 4.500%, maturing February 19, 2016			2,995,626
			Kion Group GmbH	NR	NR
	503,755		Term Loan, 2.523%, maturing December 23, 2014			412,239
EUR	1,248,212		Term Loan, 4.158%, maturing December 23, 2014			1,255,622
	$503,755		Term Loan, 2.773%, maturing December 23, 2015			412,239
EUR	1,154,438		Term Loan, 4.408%, maturing December 23, 2015			1,161,291

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2010 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Machinery (continued)
		NACCO Materials Handling Group, Inc.	NR	NR
	$1,957,332	Term Loan, 2.481%, maturing March 22, 2013			$1,722,452
					7,959,469
Mining, Steel, Iron & Nonprecious Metals: 0.9%
		Noranda Aluminum Acquisition Corporation	Ba3	B
1,696,411		Term Loan, 2.538%, maturing May 18, 2014			1,625,727
		Novelis Corporation	Ba3	BB-
1,519,531		Term Loan, 2.360%, maturing July 06, 2014			1,435,323
3,343,132		Term Loan, 2.428%, maturing July 06, 2014			3,157,865
		Oxbow Carbon and Minerals Holdings, LLC	B1	BB+
1,994,915		Term Loan, 2.290%, maturing May 08, 2014			1,926,340
					8,145,255
Non-North American Cable: 2.6%
		Casema Bidco / Serpering Investments, B.V.	NR	NR
EUR	227,032	Term Loan, 3.426%, maturing September 15, 2014			270,985
EUR	306,668	Term Loan, 3.426%, maturing September 15, 2014			366,040
EUR	266,300	Term Loan, 3.426%, maturing September 15, 2014			317,857
EUR	66,352	Term Loan, 3.926%, maturing September 14, 2015			79,197
EUR	733,648	Term Loan, 3.926%, maturing September 14, 2015			875,684
		Numericable / YPSO France SAS	NR	NR
EUR	731,964	Term Loan, 4.158%, maturing June 16, 2014			709,530
EUR	448,624	Term Loan, 4.158%, maturing June 16, 2014			434,874
EUR	1,162,009	Term Loan, 4.158%, maturing June 16, 2014			1,126,395
EUR	232,592	Term Loan, 4.658%, maturing December 31, 2015			226,229
EUR	436,857	Term Loan, 4.658%, maturing December 31, 2015			424,907
		UPC Broadband Holding, B.V.	Ba3	B+
	$2,593,151	Term Loan, 2.180%, maturing December 31, 2014			2,498,068
	1,406,849	Term Loan, 3.930%, maturing December 30, 2016			1,364,936
EUR	3,441,622	Term Loan, 4.163%, maturing December 31, 2016			3,906,046
EUR	2,482,502	Term Loan, 4.995%, maturing December 31, 2017			2,843,454
		Virgin Media Investment Holdings, Ltd.	Ba1	BB+
GBP	5,000,000	Term Loan, 4.408%, maturing December 31, 2015			7,065,946
					22,510,148
North American Cable: 7.5%
		Block Communications, Inc.	Ba1	BB
	$1,196,875	Term Loan, 2.290%, maturing December 22, 2011			1,128,055
		Bresnan Communications, LLC	B1	BB-
4,702,500		Term Loan, 2.367%, maturing March 29, 2014			4,580,531
		Cequel Communications, LLC	Ba3	BB-
21,470,884		Term Loan, 2.292%, maturing November 05, 2013			20,558,372
		Charter Communications Operating, LLC	Ba2	BB+
1,575,267		Term Loan, 2.300%, maturing March 06, 2014			1,462,153
12,501,002		Term Loan, 3.550%, maturing September 06, 2016			11,679,511
		CSC Holdings, Inc.	Baa3	BBB-
2,025,557		Term Loan, 2.087%, maturing March 29, 2016			1,994,450
		Insight Midwest Holdings, LLC	B1	B+
1,162,500		Term Loan, 2.035%, maturing April 07, 2014			1,103,960
		Knology, Inc.	B1	B
2,821,582		Term Loan, 3.792%, maturing June 30, 2014			2,787,489
		Mediacom Broadband, LLC	Ba3	BB-
4,865,193		Term Loan, 2.080%, maturing January 31, 2015			4,528,716
2,000,000		Term Loan, 4.500%, maturing October 23, 2017			1,972,500
		Mediacom LLC Group	Ba3	BB-
5,310,839		Term Loan, 2.080%, maturing January 31, 2015			4,924,146
1,791,000		Term Loan, 5.500%, maturing March 31, 2017			1,777,120
		San Juan Cable, LLC	B1	BB-
1,842,937		Term Loan, 2.050%, maturing October 31, 2012			1,744,647

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2010 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
	Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
North American Cable (continued)
			WideOpenWest Finance, LLC	B1	B-
	$5,702,357		Term Loan, 2.808%, maturing June 18, 2014			$5,284,660
						65,526,310
Oil & Gas: 1.2%
			Alon USA Energy, Inc.	B1	BB-
	213,889		Term Loan, 2.604%, maturing June 22, 2013			167,903
	1,711,111		Term Loan, 2.696%, maturing June 22, 2013			1,343,222
			CGGVeritas Services, Inc.	Ba1	BB
	1,982,279		Term Loan, 3.534%, maturing January 12, 2014			1,966,173
			Hercules Offshore, LLC	B2	B
	2,165,959		Term Loan, 6.000%, maturing July 11, 2013			2,044,124
			MEG Energy Corporation	B2	BB+
	4,173,986		Term Loan, 6.000%, maturing April 03, 2016			4,132,246
			Targa Resources, Inc.	B1	B+
	481,322		Term Loan, 6.000%, maturing July 05, 2016			482,585
			Vulcan Energy Corporation	Ba2	BB
	746,250		Term Loan, 5.500%, maturing September 29, 2015			753,713
						10,889,966
Other Broadcasting and Entertainment: 0.9%
			Nielsen Finance, LLC	Ba3	B+
	3,796,458		Term Loan, 2.297%, maturing August 09, 2013			3,552,536
	4,650,996		Term Loan, 4.047%, maturing May 02, 2016			4,497,899
						8,050,435
Other Telecommunications: 1.7%
			Asurion Corporation	B1	B
	4,228,750		Term Loan, 3.331%, maturing July 03, 2014			4,071,682
			BCM Ireland Holdings, Ltd.	B1	B+
EUR	1,312,967		Term Loan, 2.301%, maturing September 30, 2014			1,368,412
EUR	1,313,237		Term Loan, 2.551%, maturing September 30, 2015			1,368,693
			Consolidated Communications, Inc.	B1	B+
	$1,000,000		Term Loan, 2.860%, maturing December 31, 2014			941,250
		(1)	Hawaiian Telcom Communications, Inc.	NR	NR
	1,890,802		Term Loan, 4.750%, maturing June 01, 2014			1,619,788
			Kentucky Data Link, Inc.	B1	B-
	2,721,391		Term Loan, 2.604%, maturing February 26, 2014			2,592,124
			Time Warner Telecom Holdings, Inc.	Ba1	B+
	562		Term Loan, 2.110%, maturing January 07, 2013			547
			U.S. Telepacific Corporation	B1	CCC+
	3,100,000		Term Loan, 9.250%, maturing August 17, 2015			3,106,783
						15,069,279
Personal & Nondurable Consumer Products: 2.2%
			Advantage Sales & Marketing, Inc.	Ba3	B+
	2,000,000		Term Loan, 5.000%, maturing May 05, 2016			1,990,834
			Bushnell, Inc.	B2	B-
	1,690,355		Term Loan, 4.501%, maturing August 24, 2013			1,601,612
			Fender Musical Instruments Corporation	B2	B
	2,003,339		Term Loan, 2.550%, maturing June 09, 2014			1,779,632
	1,011,970		Term Loan, 2.610%, maturing June 09, 2014			898,966
			Hillman Group, Inc.	Ba3	B+
	900,000	(3)	Term Loan, maturing May 27, 2016			897,750
			Huish Detergents, Inc.	Ba2	BB
	2,224,440		Term Loan, 2.110%, maturing April 26, 2014			2,131,013
			Information Resources, Inc.	Ba3	B
	267,982		Term Loan, 3.485%, maturing May 16, 2014			260,613

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2010 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
	Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Personal & Nondurable Consumer Products (continued)
			Jarden Corporation	Ba1	BB+
	$162,031		Term Loan, 2.040%, maturing January 24, 2012			$159,561
	660,886		Term Loan, 2.040%, maturing January 24, 2012			652,743
	2,431,755		Term Loan, 3.540%, maturing January 26, 2015			2,415,253
			KIK Custom Products, Inc.	B3	CCC+
	289,734		Term Loan, 2.570%, maturing June 02, 2014			245,404
	1,690,113		Term Loan, 2.570%, maturing June 02, 2014			1,431,526
			Spectrum Brands, Inc.	B3	B-
	2,051,821		Term Loan, 8.000%, maturing June 29, 2012			2,048,230
	105,417		Term Loan, 8.000%, maturing June 29, 2012			105,232
			Yankee Candle Company, Inc.	Ba3	BB-
	2,802,838		Term Loan, 2.360%, maturing February 06, 2014			2,697,412
						19,315,781
Personal, Food & Miscellaneous: 1.9%
			Acosta, Inc.	B1	B
	4,214,450		Term Loan, 2.610%, maturing July 28, 2013			4,088,017
			Culligan International Company	B3	B-
	1,453,090		Term Loan, 2.610%, maturing November 24, 2012			1,197,891
			N.E.W. Customer Services Companies, Inc.	Ba3	B+
	2,500,000		Term Loan, 6.000%, maturing March 05, 2016			2,470,312
			NPC International, Inc.	Ba3	B+
	971,972		Term Loan, 2.080%, maturing May 03, 2013			939,168
			OSI Restaurant Partners, Inc.	B3	B+
	511,156		Term Loan, 2.548%, maturing June 14, 2013			445,185
	5,374,846		Term Loan, 2.625%, maturing June 14, 2014			4,681,158
			Seminole Hard Rock Entertainment, Inc.	B1	BB
	1,000,000		Term Loan, 2.751%, maturing March 15, 2014			855,000
			Wendys/Arbys Restaurants, LLC	Ba2	BB
	1,500,000	(3)	Term Loan, maturing May 24, 2017			1,500,625
						16,177,356
Printing & Publishing: 9.6%
			American Achievement Corporation	B1	B+
	310,819		Term Loan, 6.260%, maturing March 25, 2011			295,278
			Black Press, Ltd.	B1	B-
	1,394,142	(3)	Term Loan, 2.538%, maturing August 02, 2013			1,219,875
	846,443	(3)	Term Loan, 2.538%, maturing August 02, 2013			740,638
			Caribe Information Investments, Inc.	B2	CCC+
	2,609,637		Term Loan, 2.582%, maturing March 31, 2013			1,970,276
			Cengage Learning, Inc.	B2	B+
	277,778		Revolver, 0.684%, maturing July 05, 2013			225,000
	6,743,892		Term Loan, 2.790%, maturing July 03, 2014			5,862,971
			Cenveo Corporation	Ba2	BB
	24,520		Term Loan, 4.771%, maturing June 21, 2013			24,379
	1,495,838		Term Loan, 4.771%, maturing June 21, 2013			1,487,237
			Dex Media East, LLC	B1	B+
	3,544,441		Term Loan, 2.919%, maturing October 24, 2014			3,002,808
			Dex Media West, LLC	Ba3	B+
	4,616,998		Term Loan, 7.500%, maturing October 24, 2014			4,261,489
			Flint Group Holdings S.A.R.L.	NR	NR
	841,151		Term Loan, 2.588%, maturing December 31, 2014			770,179
	353,279		Term Loan, 2.588%, maturing December 31, 2014			323,471
	2,333,333		Term Loan, 2.588%, maturing May 29, 2015			2,136,458
EUR	666,667		Term Loan, 2.906%, maturing May 29, 2015			753,940
	$1,277,104		Term Loan, 2.588%, maturing December 31, 2015			1,169,349

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2010 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
Printing & Publishing (continued)
			FM Mergerco, Inc.	B1	B
	$1,837,776	(2)	Term Loan, 8.750%, maturing June 12, 2012			$1,421,213
			Hanley Wood, LLC	Caa1	CCC
2,667,925			Term Loan, 2.730%, maturing March 08, 2014			1,494,038
			Intermedia Outdoor, Inc.	NR	NR
1,918,047			Term Loan, 3.290%, maturing January 31, 2013			1,552,419
			Lamar Media Corporation	Baa3	BB
2,000,000			Term Loan, 4.250%, maturing December 30, 2016			2,003,750
			Mediannuaire Holding	NR	NR
EUR	1,771,848		Term Loan, 2.900%, maturing October 10, 2014			1,656,525
EUR	1,771,635		Term Loan, 3.400%, maturing October 09, 2015			1,656,326
			Merrill Communications, LLC	B2	CCC+
	$5,527,710		Term Loan, 3.365%, maturing December 24, 2012			5,216,776
			Nelson Canada, Ltd.	B1	B
2,875,000			Term Loan, 2.790%, maturing July 05, 2014			2,645,000
			PagesJaunes Groupe, S.A.	NR	NR
EUR	1,100,000		Term Loan, 2.400%, maturing November 22, 2013			1,193,633
			PBL Media Finance Pty, Ltd.	B1	NR
AUD	24,331,191		Term Loan, 7.133%, maturing February 05, 2013			18,050,809
			Penton Media, Inc.	NR	CCC+
	$2,136,228		Term Loan, 5.000%, maturing August 01, 2014			1,567,457
			R.H. Donnelley Corporation	B1	B
3,989,046			Term Loan, 9.250%, maturing October 24, 2014			3,764,662
			Source Media, Inc.	B2	B
3,431,639			Term Loan, 5.300%, maturing November 08, 2011			3,363,006
			Springer Science + Business Media, S.A.	B1	B+
2,000,000			Term Loan, 6.751%, maturing June 17, 2016			2,001,250
			SuperMedia, Inc.	B3	B-
10,771,275			Term Loan, 11.000%, maturing December 31, 2015			9,186,357
		(1)	Tribune Company	NR	NR
1,491,225		(2)	Term Loan, 5.250%, maturing June 04, 2014			920,831
			Valassis Communications, Inc.	Ba1	BB+
491,794			Term Loan, 2.250%, maturing March 02, 2014			478,146
501,606			Term Loan, 2.250%, maturing March 02, 2014			487,686
			Yell Group, PLC	NR	NR
1,690,294			Term Loan, 4.104%, maturing July 31, 2014			1,250,818
						84,154,050
Radio and TV Broadcasting: 5.5%
		(1)	Citadel Broadcasting Corporation	NR	D
4,489,330			Term Loan, 2.110%, maturing June 12, 2014			4,384,580
			CMP KC, LLC	NR	NR
2,007,994		(2)	Term Loan, 6.250%, maturing May 03, 2011			170,679
			CMP Susquehanna Corporation	Caa3	B-
3,849,664			Term Loan, 2.375%, maturing May 05, 2013			3,280,876
			Cumulus Media, Inc.	Caa1	B-
4,653,488			Term Loan, 4.341%, maturing June 11, 2014			4,339,378
			FoxCo Acquisition, LLC	B2	B
1,087,729			Term Loan, 7.500%, maturing July 14, 2015			1,064,615
			Local TV Finance, LLC	B3	B-
3,302,482			Term Loan, 2.300%, maturing May 07, 2013			3,005,258

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2010 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
Radio and TV Broadcasting (continued)
			Nexstar Broadcasting, Inc.	Ba3	B+
	$633,750		Term Loan, 5.000%, maturing September 30, 2016			$632,958
991,250			Term Loan, 5.003%, maturing September 30, 2016			990,011
			ProSiebenSat.1 Media AG	NR	NR
EUR	64,386		Term Loan, 2.442%, maturing July 02, 2014			69,807
EUR	1,186,386		Term Loan, 2.442%, maturing July 02, 2014			1,286,279
EUR	220,233		Term Loan, 2.442%, maturing March 02, 2015			238,776
EUR	1,339,945		Term Loan, 2.567%, maturing July 03, 2015			1,471,091
EUR	60,287		Term Loan, 2.567%, maturing July 03, 2015			66,188
			Regent Broadcasting, LLC	NR	NR
	$1,787,922	(2)	Term Loan, 6.250%, maturing April 27, 2014			1,752,164
			Sinclair Television Group, Inc.	Ba2	BB-
1,293,939			Term Loan, 6.750%, maturing October 29, 2015			1,299,585
			Spanish Broadcasting System, Inc.	Caa3	CCC+
2,333,557			Term Loan, 2.050%, maturing June 11, 2012			2,181,876
			Univision Communications, Inc.	B2	B-
25,263,682			Term Loan, 2.540%, maturing September 29, 2014			21,778,077
						48,012,198
Retail Stores: 7.5%
			Amscan Holdings, Inc.	B1	B
1,929,464			Term Loan, 2.534%, maturing May 25, 2013			1,842,638
			CBR Fashion GmbH	NR	NR
EUR	750,000		Term Loan, 2.551%, maturing April 20, 2015			862,012
EUR	669,705		Term Loan, 2.801%, maturing April 19, 2016			769,724
			Claires Stores, Inc.	Caa2	B-
	$4,455,871		Term Loan, 3.040%, maturing May 29, 2014			3,763,821
			Dollar General Corporation	Ba3	BB
5,975,870			Term Loan, 3.095%, maturing July 07, 2014			5,770,437
			Dollarama Group, L.P.	Ba1	BB-
2,964,762			Term Loan, 2.023%, maturing November 18, 2011			2,925,232
			General Nutrition Centers, Inc.	B1	B
2,625,501			Term Loan, 2.567%, maturing September 16, 2013			2,513,918
			Guitar Center, Inc.	B3	B-
4,974,096			Term Loan, 3.850%, maturing October 09, 2014			4,454,925
			Harbor Freight Tools USA, Inc.	B1	B+
4,241,647			Term Loan, 5.000%, maturing February 23, 2016			4,229,274
			Michaels Stores, Inc.	B3	B
1,446,680			Term Loan, 2.693%, maturing October 31, 2013			1,322,163
1,946,905			Term Loan, 4.943%, maturing July 31, 2016			1,859,598
			Missouri Bidco, Ltd.	Ba1	BB
GBP	666,667		Term Loan, 5.570%, maturing August 31, 2016			964,934
			Neiman Marcus Group, Inc.	B3	BB-
	$6,140,986		Term Loan, 2.254%, maturing April 05, 2013			5,634,355
			Petco Animal Supplies, Inc.	B1	B+
3,466,150			Term Loan, 2.564%, maturing October 25, 2013			3,344,834
			Pets at Home Group, Ltd.	NR	BB-
GBP	2,500,000		Term Loan, 5.599%, maturing January 24, 2017			3,625,285
			Pilot Travel Centers, LLC	Ba2	BBB-
	$1,100,000	(3)	Term Loan, maturing April 29, 2016			1,102,160

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2010 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
Retail Stores (continued)
			Rite Aid Corporation	B3	B+
	$5,871,739		Term Loan, 2.083%, maturing June 04, 2014			$5,218,508
1,381,565			Term Loan, 6.000%, maturing June 04, 2014			1,328,030
1,493,003			Term Loan, 9.500%, maturing June 10, 2015			1,523,330
500,000			Term Loan, 9.500%, maturing June 10, 2015			510,157
			Sally Holding, LLC	B1	BB+
2,567,841			Term Loan, 2.600%, maturing November 15, 2013			2,479,800
			Savers, Inc.	Ba3	B+
1,500,000			Term Loan, 5.750%, maturing March 11, 2016			1,492,500
			Toys “R” Us, Inc.	B1	BB-
4,368,159			Term Loan, 4.595%, maturing July 19, 2012			4,327,754
			Vivarte S.A.S.	NR	NR
EUR	1,924,280		Term Loan, 2.419%, maturing March 09, 2015			2,005,539
EUR	1,924,280		Term Loan, 2.919%, maturing March 08, 2016			2,005,539
						65,876,467
Telecommunications Equipment: 1.3%
			CommScope, Inc.	Ba2	BB
	$557,046		Term Loan, 2.794%, maturing December 26, 2014			541,727
			Macquarie UK Broadcast Ventures, Ltd.	NR	NR
GBP	5,357,312		Term Loan, 2.569%, maturing March 10, 2014			6,513,505
			Sorenson Communications, Inc.	Ba2	CCC+
	$1,691,822		Term Loan, 6.000%, maturing August 16, 2013			1,527,292
			TDF, S.A.	NR	NR
EUR	1,500,000		Term Loan, 2.426%, maturing January 30, 2015			1,557,614
EUR	1,500,000		Term Loan, 2.676%, maturing January 29, 2016			1,557,614
						11,697,752
Textiles & Leather: 0.3%
			Phillips-Van Heusen Corporation	Ba2	BBB
	$1,200,000		Term Loan, 4.750%, maturing May 06, 2016			1,202,156
EUR	750,000		Term Loan, 5.000%, maturing May 06, 2016			924,243
						2,126,399
Utilities: 5.6%
			Boston Generating, LLC	Caa2	CCC+
	$11,006		Term Loan, 2.540%, maturing December 20, 2013			9,398
			Calpine Corporation	B1	B+
9,619,959			Term Loan, 3.165%, maturing March 29, 2014			9,067,812
			Coleto Creek WLE, L.P.	B1	B+
1,291,667			Revolver, 1.188%, maturing June 30, 2011			1,068,854
437,602			Term Loan, 3.040%, maturing June 28, 2013			402,047
2,285,178			Term Loan, 3.055%, maturing June 28, 2013			2,099,507
			FirstLight Power Resources, Inc.	B1	B+
558,045			Term Loan, 2.813%, maturing November 01, 2013			530,142
2,019,865			Term Loan, 2.813%, maturing November 01, 2013			1,918,872
			FirstLight Power Resources, Inc.	B3	CCC+
610,514			Term Loan, 4.813%, maturing May 01, 2014			557,094
			Great Point Power, LLC	Ba1	BB+
1,000,000		(3)	Term Loan, maturing December 26, 2016			1,015,000
			Infrastrux Group, Inc.	B3	B
3,980,863			Term Loan, 8.000%, maturing November 05, 2012			3,963,447
			MACH Gen, LLC	Ba3	BB-
258,928			Term Loan, 2.540%, maturing February 22, 2013			240,965
			NRG Energy, Inc.	Baa3	BB+
2,161,075			Term Loan, 2.040%, maturing February 01, 2013			2,083,719
			Texas Competitive Electric Holdings Company, LLC	B1	B+
6,684,907			Term Loan, 3.797%, maturing October 10, 2014			5,165,287
7,134,155			Term Loan, 3.797%, maturing October 10, 2014			5,486,294
6,972,481			Term Loan, 3.797%, maturing October 10, 2014			5,340,175
2,890,567			Term Loan, 3.969%, maturing October 10, 2014			2,233,481
			TPF Generation Holdings, LLC	Ba3	BB
1,164,934			Revolver, 2.290%, maturing December 15, 2011			1,107,901

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2010 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Utilities (continued)
	$1,284,619	Term Loan, 2.290%, maturing December 13, 2013			$1,221,727
1,280,362		Term Loan, 2.290%, maturing December 15, 2013			1,217,678
		TPF Generation Holdings, LLC	B3	B+
2,000,000		Term Loan, 4.540%, maturing December 15, 2014			1,820,000
		Viridian Group, PLC	NR	NR
EUR	1,310,694	Term Loan, 4.923%, maturing October 24, 2012			1,337,272
GBP	1,320,000	Term Loan, 5.065%, maturing October 24, 2012			1,580,994
					49,467,666
		Total Senior Loans (Cost $1,068,814,539)			980,011,520
Other Corporate Debt: 0.5%
Diversified / Conglomerate Manufacturing: 0.4%
		Flextronics International, Ltd.	Ba1	BB+
	$1,899,069	Unsecured Term Loan, 2.542%, maturing October 01, 2014			1,773,730
2,253,350		Unsecured Term Loan, 2.553%, maturing October 01, 2014			2,104,629
					3,878,359
Cargo Transport: 0.0%
		US Shipping Partners, L.P.	NR	CCC-
297,646		Subordinated Loan, 2.500%, maturing August 07, 2013			98,719
					98,719
Radio and TV Broadcasting: 0.1%
		Regent Broadcasting, LLC	NR	NR
470,506		Subordinated Loan, 12.000%, maturing October 27, 2014			423,455
					423,455
		Total Other Corporate Debt (Cost $424,583)			4,400,533

Equities and Other Assets: 2.0%

	Description		Market Value USD
(@), (R)	Ascend Media (Residual Interest)		—
(@), (R)	Decision One Corporation (417,344 Common Shares)		—
(@), (R)	Ferretti SPA (Warrants for 0.161% Participation Interest)		—
(1), (@), (R)	Gainey Corporation (Residual Interest)		—
	Global Garden (14,911 Class A1 Shares)		—
	Global Garden (138,579 Class A3 Shares)		—
(1), (@), (R)	ION Media Networks, Inc. (10,374 Common Shares)		2,269,313
	LyondellBasell Industries N.V. (310,608 Class A Shares)		5,519,504
	LyondellBasell Industries N.V. (284,682 Class B Shares)		5,038,871
	Mega Brands Inc (195,762 Common Shares)		88,529
	Northeast Biofuels (Residual Interest)		—
(1), (@), (R)	RDA Holding Co. (33,330 Common Shares)		949,905
	Regent Broadcasting, LLC (385,269 Common Shares)		1,032,521
	Regent Broadcasting, LLC (385,269 Preferred Shares)		—
(@), (R)	Safelite Realty Corporation (30,003 Common Shares)		158,416
(1), (@), (R)	Supermedia, Inc. (42,369 Common Shares)		1,276,578
(@), (R)	US Shipping Partners, L.P. (19,404 Common Shares)		—
(@), (R)	US Shipping Partners, L.P. (275,292 Contingency Rights)		—
	Xerium Technologies, Inc. (110,539 Common Shares)		1,734,357
	Total for Equities and Other Assets (Cost $18,788,582)		18,067,994
	Total Investments (Cost $1,088,027,704)**	114.3%	1,002,480,047
	Other Assets and Liabilities - Net	(14.3)	(125,573,251)
	Net Assets	100.0%	876,906,796

*

Senior Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

†	Bank Loans rated below Baa by Moody’s Investor Services, Inc. are considered to be below investment grade.
(1)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(2)	Loan is on non-accrual basis.
(3)	Trade pending settlement. Contract rates do not take effect until settlement date.
(@)	Non-income producing security.
(R)	Restricted security.
(X)	Loan is being fair valued in accordance with procedures established in good faith by the Board of Trustees.
AUD	Australian dollar

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2010 (Unaudited) (continued)

EUR	Euro
GBP	British Pound Sterling
SEK	Swedish Kronor
**	For Federal Income Tax purposes cost of investments is $1,088,957,951.

	Net unrealized depreciation consists of the following:
	Gross Unrealized Appreciation	$6,852,953
	Gross Unrealized Depreciation	(92,400,609)
	Net Unrealized Depreciation	$(85,547,656)

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	5/31//10
Asset Table
Investments, at value
Senior Loans	$—	$959,347,520	$20,664,000	$980,011,520
Other Corporate Debt	—	4,400,533	—	4,400,533
Equities and Other Assets	14,607,744	—	3,460,250	18,067,994
Total Investments, at value	$14,607,744	$963,748,053	$24,124,250	$1,002,480,047

Other Financial Instruments+
Forward foreign currency contracts	—	3,315,388	—	3,315,388
Total Assets	$—	$967,063,441	$24,124,250	$1,005,795,435

Liabilities Table
Other Financial Instruments+
Forward foreign currency contracts	$—	$(395,991)	$—	$(395,991)
Unfunded Commitments	—	(1,384,017)	—	(1,384,017)
Total Liabilities	$—	$(1,780,008)	$—	$(1,780,008)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended May 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	at 02/28/10	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 5/31/10
Senior Loans	$20,664,000	$—	$—	$—	$—	$—	$—	$—	$20,664,000
Equities and Other Assets	6,033,554	1,032,521	—	—	—	—	—	(3,605,825)	3,460,250
Total	$26,697,554	$1,032,521	$—	$—	$—	$—	$—	$(3,605,825)	$24,124,250

As of May 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are securities or derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, unfunded committments and written options. Forward foreign currency contracts, futures and unfunded commitments are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Trust. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2010 (Unaudited) (continued)

At May 31, 2010,  the following forward foreign currency contracts were outstanding for ING Senior Income Fund:

			In		Unrealized
		Settlement	Exchange		Appreciation/
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD
Australian Dollar
AUD 21,376,000	Sell	08/31/10	$17,544,138	$17,836,576	$(292,438)
British Pound Sterling
GBP 11,454,000	Sell	06/30/10	16,551,806	16,640,646	(88,840)
British Pound Sterling
GBP 6,018,000	Sell	07/30/10	9,159,379	8,743,888	415,491
Euro
EUR 49,249,000	Sell	07/09/10	62,716,477	60,565,853	2,150,624
Euro
EUR 4,981,000	Sell	07/30/10	6,658,626	6,127,196	531,430
Euro
EUR 4,000,000	Sell	08/31/10	4,964,560	4,922,362	42,198
Sweden Kronor
SEK 17,088,300	Sell	07/09/10	2,360,891	2,185,246	175,645
Sweden Kronor
SEK 7,184,700	Sell	08/31/10	904,458	919,171	(14,713)
			$120,860,335	$117,940,938	$2,919,397

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Senior Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 27, 2010